Fair Value, Assets and Liabilities, Changes in Value of Assets with Nonrecurring Fair Value Adjustment (Details) - Nonrecurring [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans held for sale	$ 33	$ 12	$ 11
Loans	(794)	(1,014)	(498)
Nonmarketable equity securities	4,407	435	322
Premises and equipment	0	0	(170)
Other assets	(388)	(469)	(84)
Total	3,291	(1,073)	(419)
Total Commercial [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	(230)	(754)	(291)
Mortgage servicing rights	33	(37)	0
Total Consumer [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	$ (564)	$ (260)	$ (207)